REVENUE FROM CONTRACT WITH CUSTOMERS - Disaggregated Revenues (Details) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disaggregated Revenues
Total revenues	¥ 11,212	¥ 10,063	¥ 8,229
Leased and owned hotels
Disaggregated Revenues
Total revenues	7,718	7,470	6,338
Room Revenues
Disaggregated Revenues
Total revenues	7,057	6,894	5,842
Food and Beverage Revenues
Disaggregated Revenues
Total revenues	351	304	249
Others
Disaggregated Revenues
Total revenues	310	272	247
Manachised and franchised hotels
Disaggregated Revenues
Total revenues	3,342	2,527	1,851
Initial one-time franchise fee
Disaggregated Revenues
Total revenues	93	79	59
On-going management and service fees
Disaggregated Revenues
Total revenues	1,228	983	759
Central reservation system usage fees, other system maintenance and support fees
Disaggregated Revenues
Total revenues	908	630	436
Reimbursements for hotel manager fees
Disaggregated Revenues
Total revenues	581	455	371
Other fees
Disaggregated Revenues
Total revenues	532	380	226
Other revenues
Disaggregated Revenues
Total revenues	¥ 152	¥ 66	¥ 40